EQUITY (Details Narrative) $ / shares in Units, $ in Thousands							3 Months Ended		12 Months Ended
	Mar. 21, 2016 USD ($) $ / shares shares	Oct. 01, 2015 shares	Mar. 09, 2015 USD ($) $ / shares shares	Nov. 07, 2014 USD ($) $ / shares shares	Aug. 15, 2014 USD ($) shares	Oct. 23, 2013 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares
Class of Stock [Line Items]
Reserve stock spilit ratio		0.1
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock & restricted shares, issued		7,800,000					10,671,187		7,676,074	4,136,852	78,000,000
Common stock & restricted shares, outstanding		7,800,000					10,671,187		7,676,074	4,136,852	78,000,000
Common stock, authorized		50,000,000					50,000,000		50,000,000	50,000,000	125,000,000
Value of shares issued upon new issue | $									$ 12,432	$ 9,645
Number of warrants called	146,653
Warrant term	5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 0.7375
Maximum aggregate offering price | $							$ 1,520	$ 12,529	$ 12,432	$ 9,535
Proceeds from sale of securities | $	$ 1,400
Underwritten Public Offering And Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued upon new issue	2,933,051
Share price (in dollars per share) | $ / shares	$ 0.59
2011 Share Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued upon acquistion										84,289
At-The-Market Sales Agreement [Member] | MLV & Co. LLC [Member]
Class of Stock [Line Items]
Number of shares issued upon new issue					94,800
Value of shares issued upon new issue | $					$ 2,200
Maximum aggregate offering price | $						$ 40,000
Sales commission percent						3.00%
Capital Stock [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001
Common stock, authorized									55,000,000
Blank Check Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized									5,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued upon new issue									3,436,968	725,927
Value of shares issued upon new issue | $									$ 1
Common Stock [Member] | 2014 Registered Direct Offering [Member]
Class of Stock [Line Items]
Number of shares issued upon new issue			3,436,968	626,189
Share price (in dollars per share) | $ / shares				$ 13
Net proceeds from issuance of private offering | $			$ 12,400	$ 7,400
Warrant [Member] | 2014 Registered Direct Offering [Member]
Class of Stock [Line Items]
Number of warrants called			3,436,968	313,100
Number of warrants called by each purchaser			1	0.5
Warrant term			5 years	42 months
Warrant exercise price (in dollars per share) | $ / shares			$ 5.50	$ 17.5
Warrant [Member] | Underwritten Public Offering And Private Placement [Member]
Class of Stock [Line Items]
Number of warrants called	1,466,256
Warrant term	5 years
Warrant exercise price (in dollars per share) | $ / shares	$ 0.59
Proceeds from sale of securities | $	$ 1,700
Description of warrant	One half of one share of common stock for each share of common stock.